IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Sensitivities (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / pound $ / ounce Rate
Disclosure of information for cash-generating units [line items]
Change in gold price used in assumptions for sensitivity analysis | $ / ounce	100
Change in weighted average cost of capital used in assumptions | Rate	1.00%
Change in NAV multiple used in assumptions for sensitivity analysis	0.1
Change in copper price used in assumptions for sensitivity analysis | $ / pound	0.25
Loulo-Gounkoto [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 4,214
Lumwana [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	1,578
Veladero [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	774
Long Canyon [Member] | Cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	495
0.1 decrease in NAV multiple [Member] | Veladero [Member]
Disclosure of information for cash-generating units [line items]
Estimated fair value of asset impairment charge (reversal)	91
$100 Decrease in Gold Price | Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Estimated fair value of asset impairment charge (reversal)	329
$100 Decrease in Gold Price | Veladero [Member]
Disclosure of information for cash-generating units [line items]
Estimated fair value of asset impairment charge (reversal)	134
$0.25 decrease in copper price [Member] | Lumwana [Member]
Disclosure of information for cash-generating units [line items]
Estimated fair value of asset impairment charge (reversal)	393
$0.25 increase in copper price [Member] | Lumwana [Member]
Disclosure of information for cash-generating units [line items]
Estimated fair value of asset impairment charge (reversal)	$ (351)